Non-Marketable Securities	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Non-Marketable Securities
7.
Non-marketable securities
a)
Moonshot - Internet SAS (“Moonshot”)

Roadzen (DE) has invested $2,410,000 representing a 6.68% equity stake in Moonshot - Internet SAS, a simplified Joint Stock Company existing under the laws of France, which is a subsidiary of Société Générale. Moonshot is an Insurtech company, registered as an insurance broker, which specializes in usage-based insurance products and services dedicated to E-Commerce. Roadzen (DE) has a representative on the board of directors of Moonshot, however, the investment of 6.68% does not give Roadzen (DE) the ability to significantly influence the operating and financial policies of Moonshot, since majority ownership of Moonshot is concentrated with a single shareholder. Therefore, Roadzen (DE) uses the measurement alternative for equity investments without readily determinable fair values for its investment in Moonshot. The Company carries this investment at cost, less impairment.

b)
Daokang (Beijing) Data Science Company Ltd. (“Daokang”)

Roadzen (DE) entered into a joint venture contract with WI Harper VIII LLP and Shangrao Langtai Daokang Information Technology Co. Ltd. and invested an amount of $2,500,030 (representing a 34.5% of equity interest) of Daokang. Despite its significant equity interest in Daokang, Roadzen (DE) has attempted but has not been able to obtain adequate financial information as per U.S. GAAP to apply equity method. Roadzen (DE), therefore, was unable to exercise significant influence over the operating and financial policies of Daokang. Accordingly, Roadzen (DE) used the measurement alternative for equity investments without readily determinable fair values for its investment in Daokang. The Company carries this investment at cost, less impairment.

The Company evaluates its non-marketable equity securities for impairment in each reporting period based on a qualitative assessment that considers various potential impairment indicators. This evaluation consists of several factors including, but not limited to, an assessment of significant adverse change in the economic environment, significant adverse changes in the general market condition of the geographies and industries in which our investees operate, and other available financial information as per the local reporting requirements applicable to the relevant jurisdictions that affects the value of our non-marketable equity securities. Based on such assessment, the Company has concluded that there is no impairment in carrying value of its non-marketable securities.

5.
Non-marketable securities
a)
Moonshot - Internet SAS (“Moonshot”)

During the year ended March 31, 2021, the Company invested $2,410,000 by purchasing 6.68% equity stake in Moonshot -Internet SAS, a simplified Joint Stock Company existing under the laws of France (‘Moonshot’), which is a subsidiary of Societe Generale, one of the leading French Life insurance companies. Moonshot is an InsurTech company, registered as an insurance broker, which specializes in usage-based insurance products and services dedicated to E-Commerce. The Company has a representative on the board of directors of Moonshot, however the investment of 6.68% does not give the Company the ability to significantly influence the operating and financial policies of Moonshot, since majority ownership of Moonshot is concentrated with a single shareholder. Therefore, the Company uses the measurement alternative for equity investments without readily determinable fair values for its investment in Moonshot. The Company carries this investment at cost, less impairment.

b)
Daokang (Beijing) Data Science Company Ltd. (“Daokang”)

During the year ended March 31, 2018, the Company entered into a joint venture contract with WI Harper VIII LLP and Shangrao Langtai Daokang Information Technology Co. Ltd. and invested an amount of $2,500,030 (representing 34.5% of equity interest) of Daokang. Despite its significant equity interest in Daokang, the Company has attempted but has not been able to obtain adequate financial information as per USGAAP to apply equity method. The Company, therefore, is unable to exercise significant influence over the operating and financial policies of Daokang. Accordingly, the Company uses the measurement alternative for equity investments without readily determinable fair values for its investment in Daokang. The Company carries this investment at cost, less impairment.

The Company evaluates its non-marketable equity securities for impairment in each reporting period based on a qualitative assessment that considers various potential impairment indicators. This evaluation consists of several factors including, but not limited to, an assessment of significant adverse change in the economic environment, significant adverse changes in the general market condition of the geographies and industries in which the company’s investees operate, and other available financial information as per the local reporting requirements applicable to the relevant jurisdictions that affects the value of the company’s non-marketable equity securities. Based on such assessment, the Company has concluded that there is no impairment in carrying value of its non-marketable securities.